CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Cash generated from (used in) operations	¥ 4,977,814	¥ 2,202,579	¥ (10,573,896)
Interest received	2,057,742	1,766,487	1,067,011
Interest paid	(235,170)	(270,202)	(226,927)
Income tax paid	(345,832)	(512,601)	(484,790)
Net cash flows generated from (used in) operating activities	6,454,554	3,186,263	(10,218,602)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(3,607,603)	(2,340,490)	(2,553,788)
Proceeds from disposal of property and equipment and intangible assets	776,186	850,659	698,263
Purchase of shortterm and longterm treasury investments	(45,821,298)	(18,580,998)	(33,422,245)
Proceeds from maturities of shortterm and longterm treasury investments	32,311,458	19,883,989	25,178,485
Purchase of investments accounted for using the equity method	(311,900)	(142,019)	(35,549)
Proceeds from disposal and distribution of investments accounted for using the equity method	106,357	7,379	1,847,562
Purchase of other financial investments and other debt investments	(2,819,184)	(1,679,193)	(2,231,526)
Proceeds from disposal/maturities of other financial investments and other debt investments	5,051,341	2,732,562	635,655
Payments for loans to investees	(140,148)	(133,707)	(34,500)
Loan repayments from investees	31,851		1,515
Disposal of subsidiaries, net of cash disposed, and others	281,421	(315,822)
Net cash flows generated from (used in) investing activities	(14,141,519)	282,360	(9,916,128)
Cash flows from financing activities:
Proceeds from borrowings	14,519,757	10,271,344	3,821,492
Repayments of borrowings	(11,739,490)	(6,725,333)	(7,026,465)
Principal portion of lease payments	(566,110)	(700,021)	(794,941)
Proceeds from issuance of preferred shares issued by subsidiaries	1,051,463
Repurchase of preferred shares issued by subsidiaries	(4,548,908)		(126,799)
Repurchase of ordinary shares	(4,872,181)	(112,666)
Exercise of share options and vesting of restricted shares and RSUs, net	(269,247)	(58,799)	(120,603)
Other financing activities	(177,401)	215,075	(14,875)
Net cash flows generated from (used in) financing activities	(6,602,117)	2,889,600	(4,262,191)
Net increase (decrease) in cash and cash equivalents	(14,289,082)	6,358,223	(24,396,921)
Cash and cash equivalents at the beginning of the year	27,308,098	20,855,252	43,429,717
Effect of exchange rate changes on cash and cash equivalents	(464,173)	94,623	1,822,456
Cash and cash equivalents at the end of the year	¥ 12,554,843	¥ 27,308,098	¥ 20,855,252